Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of Long-term Debt [Abstract]
Year 1	$ 52,149
Year 2	52,149
Year 3	52,149
Year 4	227,149
Year 5	92,684
Year 6 and thereafter	52,909
Total	$ 529,189	$ 522,590